Statement of Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2008	$ 525,331	$ 20,999	$ 341,889	$ 439,051	$ 5,987	$ (282,594)
Net earnings	70,946	0	0	70,946	0	0
Net change in postretirement benefit liability	(77)	0	0	0	(77)	0
Change in unrealized gain on investments	21,525	0	0	0	21,525	0
Change in non-credit component of impairment losses on fixed maturities	16,834	0	0	0	16,834	0
Comprehensive income	109,229
Reclassification of non-credit component of previously recognized impairment losses on fixed maturities	0	0	0	38,107	(38,107)	0
Tax benefit on reclassification	13,338	0	0	0	13,338	0
Dividends paid to common shareholders	(6,585)	0	0	(6,585)	0	0
Stock Issued During Period Value	2,207	65	2,142
Treasury Stock, Value, Acquired, Par Value Method	(25,008)					(25,008)
Ending Balance at Dec. 31, 2009	612,463	21,064	344,031	535,471	19,500	(307,602)
Net earnings	91,062	0	0	91,062	0	0
Net change in postretirement benefit liability	(120)	0	0	0	(120)	0
Change in unrealized gain on investments	871	0	0	0	871	0
Change in non-credit component of impairment losses on fixed maturities	4,237	0	0	0	4,237	0
Comprehensive income	96,051
Dividends paid to common shareholders	(7,198)	0	0	(7,198)	0	0
Stock Issued During Period Value	5,875	164	5,711
Treasury Stock, Value, Acquired, Par Value Method	(52,164)					(52,164)
Ending Balance at Dec. 31, 2010	655,027	21,228	349,742	619,335	24,488	(359,766)
Net earnings	41,833	0	0	41,833	0	0
Net change in postretirement benefit liability	(177)	0	0	0	(177)	0
Change in unrealized gain on investments	9,721	0	0	0	9,721	0
Change in non-credit component of impairment losses on fixed maturities	1,286	0	0	0	1,286	0
Comprehensive income	52,664
Reclassification of non-credit component of previously recognized impairment losses on fixed maturities	(6,048)	0	0	(6,048)	0	0
Dividends paid to common shareholders	(8,745)	0	0	(8,745)	0	0
Stock Issued During Period Value	6,298	130	6,168
Treasury Stock, Value, Acquired, Par Value Method	(43,454)					(43,454)
Ending Balance at Dec. 31, 2011	$ 661,789	$ 21,358	$ 355,911	$ 652,423	$ 35,319	$ (403,221)